Finance income and expenses (Details) - ARS ($) $ in Millions	3 Months Ended												12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finance income and expenses
Interest on cash equivalents													$ 5	$ 1	$ 20
Gains on other short-term investments													121	61	169
Gains on investments (Argentine companies notes and Governments bonds)													979	287	432
Interest on receivables													763	373	183
Foreign currency exchange gains													1,217	273	316
TUVES share purchase option														11	9
Other													30		1
Total finance income													3,115	1,006	1,130
Interest on loans													(928)	(1,613)	(566)
Interest on salaries and social security payable, other taxes payables and accounts payable													(49)	(37)	(26)
Interest on provisions (Note 17)													(320)	(207)	(137)
Loss on discounting of salaries and social security payables, other taxes payable and other liabilities													(6)	(15)	(9)
Foreign currency exchange losses (*)													(2,224)	(1,328)	(1,456)
TUVES share purchase option													(24)
Interest on pension benefits (Note 16)													(47)	(38)	(28)
Other													(3)	(12)	(10)
Total finance expenses													(3,601)	(3,250)	(2,232)
Financial results, net	$ (210)	$ (16)	$ (384)	$ 124	$ (562)	$ (636)	$ (489)	$ (557)	$ (910)	$ (73)	$ (30)	$ (89)	(486)	(2,244)	(1,102)
NDF
Finance income and expenses
Foreign currency exchange gains													$ 40	$ 5
Foreign currency exchange losses (*)															$ (432)